Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Fair Value Measurements, Recurring and Nonrecurring
The following table includes the estimated fair value, carrying value and categorization using the fair value hierarchy of those assets and liabilities that are measured at their estimated fair value on a recurring and non-recurring basis, as well as certain financial instruments that are not measured at fair value on a recurring basis.

		December 31, 2020		December 31, 2019
	Fair Value Hierarchy Level	Carrying Amount Asset/ (Liability) $	Fair Value Asset/ (Liability) $	Carrying Amount Asset/ (Liability) $	Fair Value Asset/ (Liability) $
Recurring:
Cash, cash equivalents and restricted cash (note 16c)	Level 1	103,146	103,146	95,332	95,332
Derivative instruments (note 11)
Interest rate swap agreements (1)	Level 2	(886)	(886)	659	659
Freight forward agreements (1)	Level 2	—	—	(86)	(86)

Non-recurring:
Operating lease right-of-use assets (note 19)	Level 2	1,799	1,799	—	—
Vessels and equipment (note 19)	Level 2	59,250	59,250	—	—
Assets held for sale (note 19)	Level 2	31,680	31,680	37,240	37,240

Other:
Short-term debt (note 8)	Level 2	(10,000)	(10,000)	(50,000)	(50,000)
Advances to equity-accounted joint venture	Note (2)	5,280	Note (2)	9,930	Note (2)
Long-term debt, including current portion (note 9)	Level 2	(242,961)	(248,738)	(559,679)	(558,657)
Obligations related to finance leases, including current portion (note 10)	Level 2	(360,043)	(411,740)	(414,788)	(442,648)
(1)The fair values of the Company's interest rate swap agreements and FFAs at December 31, 2020 and 2019 exclude accrued interest income and expenses, which are recorded in accounts receivables and accrued liabilities, respectively, in these consolidated financial statements.
(2)The advances to its equity-accounted joint venture, together with the Company’s investment in the equity-accounted joint venture, form the net aggregate carrying value of the Company’s interests in the equity-accounted joint venture in these consolidated financial statements. The fair values of the individual components of such aggregate interests as at December 31, 2020 and 2019 were not determinable.